SUPPLEMENT DATED APRIL 30, 2020

TO THE PROSPECTUS

DATED AUGUST 6, 2019

AS AMENDED ON JANUARY 31, 2020

OF

MORNINGSTAR FUNDS TRUST

(THE “TRUST”)

Morningstar Global Income Fund

Morningstar Total Return Bond Fund

Morningstar Defensive Bond Fund

Morningstar Multisector Bond Fund

Morningstar Unconstrained Allocation Fund

Morningstar Alternatives Fund

(each, a “Fund” and collectively, the “Funds”)

This supplement provides additional information to the Funds’ Prospectus dated August 6, 2019, as amended on January 31, 2020, and should be read in conjunction with such Prospectus.

Addition of BlackRock Financial Management, Inc. as Subadviser to the Morningstar Alternatives Fund

I.

To reflect the addition of BlackRock Financial Management, Inc. as a subadviser to the Morningstar Alternatives Fund, the following revisions and/or additions are being made to the Prospectus for the Morningstar Alternatives Fund.

1.

The first paragraph under the “Principal Investment Strategies” heading in the Summary Section of the Prospectus for the Morningstar Alternatives Fund is hereby removed and replaced with the following:

Principal Investment Strategies

In seeking long-term capital appreciation and low sensitivity to traditional U.S. asset classes, the Fund allocates assets to strategies that provide alternative sources of return including (i) core allocation across fixed-income and equity markets; (ii) long/short macro strategies; (iii) long/short alpha strategies; (iv) merger arbitrage strategy; and (v) convertible arbitrage strategy. The Fund will normally invest in both U.S. and non-U.S. securities, including securities of companies located in emerging markets. The Fund may invest in non-U.S. dollar denominated investments, including investments denominated in European and Asian currencies and in other non-U.S. and emerging market currencies.

In particular, the Fund has the latitude to invest in the following alternative strategies:

2.

In the “Principal Investment Strategies” section of the Summary Section of the Prospectus for the Morningstar Alternatives Fund, the following alternative strategy descriptions are hereby added, following the description of the “Nontraditional Bond” strategy:

Debt Securities Investment in debt securities may include U.S. Government and agency securities, foreign government and supranational debt securities, corporate bonds, mortgage-related securities and asset-backed securities, mortgage to-be-announced (“TBA”) securities, emerging market debt securities, preferred securities, structured products, credit-linked notes, mezzanine securities, senior secured floating rate and fixed rate loans or debt, second lien or other subordinated or unsecured floating rate and fixed rate loans or debt, convertible debt securities, and derivatives with similar economic characteristics. These debt securities may be of any credit quality, which may include investment grade securities and high yield securities, including unrated securities (commonly called “junk bonds”). The Fund may invest in fixed, variable and floating rate instruments, including participations and assignments, of any duration or maturity.

Equity Securities Investment in equity securities may include common stock, preferred stock, securities convertible into common stock, including contingent convertible bonds which are securities convertible into equity if a pre-specified trigger event occurs, and non-convertible preferred stock.

Derivatives – Exposure to equity securities may be done through derivatives which at times may be significant. Types of derivatives include, but are not limited to, swaps, (including total return some of which may be referred to as contracts for difference), credit default, index and interest rate swaps; options; forward contracts; futures; options on futures and swaps; and foreign exchange transactions, for hedging purposes, as well as to enhance returns. Use of derivatives may be to maintain a portion of its portfolio long and short positions. Investments in indexed and inverse securities may also be made to provide a potential return based on a particular index of value or interest rates. This strategy may also include investments in repurchase agreements, reverse repurchase agreements and dollar rolls.

Short Sales Short sales may be used for hedging purposes or to enhance total return. Short sales “against the box” may also be used. In this type of short sale, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire the identical security at no additional cost.

Currency – The Fund may invest in non-U.S. dollar denominated investments, including investments denominated in European and Asian currencies and in other non-U.S. and emerging market currencies. As a result, the Fund may have significant exposure to foreign currencies and investments in non-U.S. dollar-based assets may be made on a currency hedged or unhedged basis.

3.	In the “Principal Risks” section of the Summary Section of the Prospectus for the Morningstar Alternatives Fund, the following risks are hereby added, following “Short Sales Risk”:

U.S. Government Securities Risk — U.S. government obligations have different levels of credit support and, therefore, different degrees of credit risk. The U.S. government does not guarantee the market value of the securities it issues, so those values may fluctuate. Like most fixed-income securities, the prices of government securities typically fall when interest rates increase and rise when interest rates decline. In addition, the payment obligations on certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

Sovereign Debt Securities Risk — Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.

Supranational Entities Risk — The Fund may invest in obligations issued or guaranteed by the International Bank for Reconstruction and Development (the “World Bank”). The government members, or “stockholders,” usually make initial capital contributions to the World Bank and in many cases are committed to make additional capital contributions if the World Bank is unable to repay its borrowings. There is no guarantee that one or more stockholders of the World Bank will continue to make any necessary additional capital contributions. If such contributions are not made, the entity may be unable to pay interest or repay principal on its debt securities, and the Fund may lose money on such investments.

Mortgage-Related and Other Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit and interest rate risks, as well as extension and prepayment risks:

Extension Risk—Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility.

Prepayment Risk—When interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities because borrowers may pay off their mortgages sooner than expected. In addition, the potential impact of prepayment on the price of asset-backed and mortgage-backed securities may be difficult to predict and result in greater volatility.

These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. TBA (or “to be announced”) commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms.

When-Issued and Delayed Delivery Securities Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Indexed and Inverse Securities Risk — Indexed and inverse securities provide a potential return based on a particular index of value or interest rates. The Fund’s return on these securities will be subject to risk with respect to the value of the particular index. These securities are subject to leverage risk and correlation risk. Certain indexed and inverse securities have greater sensitivity to changes in interest rates or index levels than other securities, and the Fund’s investment in such instruments may decline significantly in value if interest rates or index levels move in a way Fund management does not anticipate.

4.

In the table following the “Subadvisers and Portfolio Managers” heading in the Summary Section of the Prospectus for the Morningstar Alternatives Fund, the following information is added, following the information listed for the Fund’s other subadvisers:

Portfolio Manager	Position with Subadviser	Start Date with the Fund
BlackRock Financial Management, Inc.
Tom Parker, CFA	Managing Director	May 2020
Scott Radell	Managing Director	May 2020
Jeffrey Rosenberg, CFA	Managing Director	May 2020

5.

In the table following the “Additional Principal Risks” heading under “Additional Information About the Funds’ Investment Strategies and Risks” in the Prospectus, the following risks are hereby added for the Morningstar Alternatives Fund:

Asset Allocation Risk	Inverse Floater Risk
Corporate Loan Risk	Mortgage-Related and Other Asset-Backed Securities Risk
Dollar Rolls Risk	Repurchase Agreements and Purchase and Sale Contracts Risk
European Market Risk	Reverse Repurchase Agreements Risk
Floating-Rate Notes Risk	Supranational Entities Risk
Indexed and Inverse Securities Risk	When-Issued and Delayed Delivery Securities Risk

6.

Following the table in the “Additional Information About the Funds’ Investment Strategies and Risks—Additional Principal Risks” section of the Prospectus, the following risks are hereby added, organized alphabetically into the existing list of risks:

Indexed and Inverse Securities Risk — Indexed and inverse securities provide a potential return based on a particular index of value or interest rates. A Fund’s return on these securities will be subject to risk with respect to the value of the particular index. These securities are subject to leverage risk and correlation risk. Certain indexed and inverse securities have greater sensitivity to changes in interest rates or index levels than other securities, and a Fund’s investment in such instruments may decline significantly in value if interest rates or index levels move in a way Fund management does not anticipate.

Supranational Entities Risk — A Fund may invest in obligations issued or guaranteed by the International Bank for Reconstruction and Development (the “World Bank”). The government members, or “stockholders,” usually make initial capital contributions to the World Bank and in many cases are committed to make additional capital contributions if the World Bank is unable to repay its borrowings. There is no guarantee that one or more stockholders of the World Bank will continue to make any necessary additional capital contributions. If such contributions are not made, the entity may be unable to pay interest or repay principal on its debt securities, and a Fund may lose money on such investments.

7.

Under the heading for the Morningstar Alternatives Fund in the “Management of the Funds—Subadvisers and Portfolio Managers” section of the Prospectus, the following information is hereby added to the table of subadvisers and subsequent list of subadviser descriptions, in each case following the disclosure relating to the Morningstar Alternatives Fund’s existing subadvisers:

Subadviser	Investment Mandate
BlackRock Financial Management, Inc.	Multi-Model Strategy

BlackRock Financial Management, Inc. (BlackRock), 55 East 52nd Street, New York, NY 10055, serves as a subadviser to the Fund under a subadvisory agreement (the BlackRock Subadvisory Agreement) with Morningstar on behalf of the Fund. BlackRock is registered as an investment adviser with the SEC and was founded in 1988. BlackRock is a wholly owned subsidiary of BlackRock, Inc., a publicly traded company. As of December 31, 2019, BlackRock had approximately $7.4 trillion in assets under management. As a subadviser to the Fund, BlackRock may in its discretion utilize the services of its affiliate, BlackRock International Limited (“BIL”), a corporation organized under the laws of Scotland and a wholly owned subsidiary of BlackRock, Inc., pursuant to a separate agreement between BlackRock and BIL. The following portfolio managers are primarily responsible for the day-to-day management of BlackRock’s allocated portion of the Fund’s portfolio:

Tom Parker, CFA – Tom Parker has been a Managing Director of BlackRock, Inc. since 2009; Chief Investment Officer of BlackRock’s Systematic Fixed Income Group since 2015; Deputy Chief Investment Officer of BlackRock’s Model-Based Fixed Income Portfolio Management Group since 2010; Co-Head of Credit Investments and Member of the Fixed Income Research Approval Committee of Barclays Global Investors (“BGI”) from 2001 to 2009. Tom has served as a portfolio manager for the Fund since April 2020.

Scott Radell – Scott Radell has been a Managing Director of BlackRock, Inc. since 2009; Head of San Francisco Fixed Income Core PM within BlackRock’s Systematic Fixed Income Portfolio Management Group since 2009; Portfolio Manager of BGI from 2003 to 2009. Scott has served as a portfolio manager for the Fund since April 2020.

Jeffrey Rosenberg, CFA – Jeffrey Rosenburg has been a Managing Director of BlackRock, Inc. since 2011; Chief Fixed Income Strategist and member of the BlackRock Investment Institute since 2016; Chief Investment Strategist for Fundamental Fixed Income at BlackRock since 2011; Chief Credit Strategist at Bank of America Merrill Lynch from 2002 to 2011. Jeffrey has served as a portfolio manager for the Fund since April 2020.

Revision of Description of BlackRock Financial Management, Inc. as Subadviser to the Morningstar Total Return Bond Fund

II.

Under the heading for the Morningstar Total Return Bond Fund in the “Management of the Funds—Subadvisers and Portfolio Managers“ section of the Prospectus, the description of BlackRock Financial Management, Inc. is hereby removed and replaced with the following:

BlackRock Financial Management, Inc. (BlackRock), 55 East 52nd Street, New York, NY 10055, serves as a subadviser to the Fund under a subadvisory agreement (the BlackRock Subadvisory Agreement) with Morningstar on behalf of the Fund. BlackRock is registered as an investment adviser with the SEC and was founded in 1988. BlackRock is a wholly-owned subsidiary of BlackRock, Inc., a publicly traded company. As of December 31, 2019, BlackRock had approximately $7.4 trillion in assets under management. As a subadviser to the Fund, BlackRock may in its discretion utilize the services of its affiliates, BlackRock International Limited (“BIL”), a corporation organized under the laws of Scotland, and BlackRock (Singapore) Limited (“BSL”), a corporation organized under the laws of Singapore, each a wholly owned subsidiary of BlackRock, Inc., pursuant to separate agreements between BlackRock and BIL and BSL, respectively. The following portfolio managers are primarily responsible for the day-to-day management of BlackRock’s allocated portion of the Fund’s portfolio:

Richard M. Rieder — Rick Rieder managing director, is BlackRock’s global chief investment officer of fixed income, co-head of BlackRock, Inc.’s Global Fixed Income Platform, member of the Global Operating Committee, and Chairman of the BlackRock, Inc. firmwide Investment Council. He has been a managing director of BlackRock, Inc. since 2009. Rieder was president and chief executive officer of R3 Capital Partners from 2008 to 2009 and managing director of Lehman Brothers from 1994 to 2008. Rieder earned a BBA degree in finance from Emory University and an MBA degree from The Wharton School of the University of Pennsylvania. Rieder has served as a portfolio manager for the Fund since its inception.

Robert J. Miller — Bob Miller has been a managing director of BlackRock, Inc. since 2011. Prior to that, Miller was a co-founder and partner at the Round Table Investment Management Company, a multi-strategy, research-based investment company, where he managed a global macro strategy. Previously, he spent 20 years at Bank of America, where he served in a variety of roles, including managing director from 1999 to 2007. Miller earned a BA in economics from Davidson College. Miller has served as a portfolio manager for the Fund since its inception.

David L. Rogal — David Rogal has been a director of BlackRock, Inc. since 2014. Rogal began his career at BlackRock in 2006 as an analyst in the Financial Institutions Group and served as a vice president from 2011 to 2013. Rogal earned a BA, Phi Beta Kappa, in economics and genetics from Cornell University in 2006. Rogal has served as a portfolio manager for the Fund since its inception.

Global Updates to Principal Risk Language

III.

Under the “Principal Risks” section of the Summary Prospectus for the Morningstar Global Income Fund, Morningstar Total Return Bond Fund, Morningstar Defensive Bond Fund, Morningstar Multisector Bond Fund, and Morningstar Unconstrained Allocation Fund, “U.S. Government Securities Risk” and “Mortgage-Related and Other Asset-Backed Securities Risk” are hereby removed and replaced with the following risks, respectively:

U.S. Government Securities Risk — U.S. government obligations have different levels of credit support and, therefore, different degrees of credit risk. The U.S. government does not guarantee the market value of the securities it issues, so those values may fluctuate. Like most fixed-income securities, the prices of government securities typically fall when interest rates increase and rise when interest rates decline. In addition, the payment obligations on certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

Mortgage-Related and Other Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit and interest rate risks, as well as extension and prepayment risks:

Extension Risk—Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility.

Prepayment Risk—When interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities because borrowers may pay off their mortgages sooner than expected. In addition, the potential impact of prepayment on the price of asset-backed and mortgage-backed securities may be difficult to predict and result in greater volatility.

These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. TBA (or “to be announced”) commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms.

IV.

Following the table in the “Additional Information About the Funds’ Investment Strategies and Risks—Additional Principal Risks” section of the Prospectus, “Mortgage-Related and Other Asset-Backed Securities Risk” and “U.S. Government Securities Risk” are hereby removed and replaced with the following risks, respectively:

Mortgage-Related and Other Asset-Backed Securities Risk—Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit and interest rate risks, as well as extension and prepayment risks:

Extension Risk—Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if a Fund holds mortgage-related securities, it may exhibit additional volatility.

Prepayment Risk—When interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities because borrowers may pay off their mortgages sooner than expected. In addition, the potential impact of prepayment on the price of asset-backed and mortgage-backed securities may be difficult to predict and result in greater volatility.

These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. TBA (or “to be announced”) commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms.

U.S. Government Securities Risk — U.S. government obligations have different levels of credit support and, therefore, different degrees of credit risk. The U.S. government does not guarantee the market value of the securities it issues, so those values may fluctuate. Like most fixed-income securities, the prices of government securities typically fall when interest rates increase and rise when interest rates decline. In addition, the payment obligations on certain securities in which a Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

Please retain this supplement for future reference.